Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
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Goodwill and Intangible Assets

Note 6    Goodwill and Intangible Assets

(a) Carrying amounts of goodwill and intangible assets

As at December 31, 2018	Balance, January 1, 2018	Additions/ disposals(3)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2018
Goodwill	$5,713	$(65)	$	n/a	$216	$5,864
Indefinite life intangible assets
Brand	753	–		n/a	66	819
Fund management contracts and other(1)	755	3		n/a	40	798
	1,508	3		n/a	106	1,617
Finite life intangible assets(2)
Distribution networks	989	(133)		48	60	868
Customer relationships	899	–		55	16	860
Software	661	275		147	32	821
Other	70	–		5	2	67
	2,619	142		255	110	2,616
Total intangible assets	4,127	145		255	216	4,233
Total goodwill and intangible assets	$9,840	$80		$255	$432	$10,097

As at December 31, 2017	Balance, January 1, 2017	Additions/ disposals	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31, 2017
Goodwill	$5,884	$–	$	n/a	$(171)	$5,713
Indefinite life intangible assets
Brand	805	–		n/a	(52)	753
Fund management contracts and other(1)	785	–		n/a	(30)	755
	1,590	–		n/a	(82)	1,508
Finite life intangible assets(2)
Distribution networks	1,093	–		47	(57)	989
Customer relationships	969	–		56	(14)	899
Software	494	303		121	(15)	661
Other	77	–		5	(2)	70
	2,633	303		229	(88)	2,619
Total intangible assets	4,223	303		229	(170)	4,127
Total goodwill and intangible assets	$10,107	$303		$229	$(341)	$9,840

(1)	For fund management contracts, the significant CGUs to which these were allocated and their associated carrying values were U.S. WAM with $400 (2017 – $367) and Canada WAM with $273 (2017 – $273).
(2)

Gross carrying amount of finite life intangible assets was $1,331 for distribution networks, $1,145 for customer relationships, $2,110 for software and $133 for other (2017 – $1,294, $1,128, $1,841 and $126, respectively).

(3)

In 2018, disposals include $65 of goodwill and $96 of distribution networks from the sale of the U.S. broker-dealer business, and impairments of distribution networks for discontinued products of $27 in U.S. segment and $13 in Asia segment.

(b) Goodwill impairment testing

In the fourth quarter of 2018, the Company completed its annual goodwill impairment testing by determining the recoverable amounts of its businesses using valuation techniques discussed below or based on the most recent detailed similar calculations made in a prior period (refer to notes 1(f) and 6(c)). The Company has determined that there was no impairment of goodwill in 2018 and 2017.

Effective January 1, 2018, the Company made organizational changes to drive better alignment with strategic priorities and increase focus and leverage scale in its wealth management business. As a result of this reorganization, which included recognition of the Company’s wealth and asset management businesses (Global WAM) as a primary reporting segment (note 19), the Company has modified the level at which goodwill is tested for impairment purposes. The modification includes (a) the allocation of existing goodwill to the relevant CGUs or group of CGUs within the Global WAM segment that had previously been combined within respective regional insurance businesses and (b) the amalgamation of the remaining Canadian-based goodwill (including Individual Life, Affinity Markets, Individual Annuities, Group Benefits and International Group Program) under the Canadian Insurance reporting segment. These reorganization-based changes have resulted in goodwill being allocated to CGUs or groups of CGUs based on the lowest level within the Company in which goodwill is monitored for internal management purposes. The prior period amounts have been restated to reflect the reorganized CGUs.

The following tables present the carrying value of goodwill by CGU or group of CGUs.

As at December 31, 2018 CGU or group of CGUs	Balance, January 1, 2018	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31, 2018
Asia
Asia Insurance (excluding Japan)	$154	$–	$11	$165
Japan Insurance	391	–	44	435
Canada Insurance	1,954	–	8	1,962
U.S. Insurance	400	(65)	32	367
Global Wealth and Asset Managment
Asia WAM	180	–	16	196
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,198	–	105	1,303
Total	$5,713	$(65)	$216	$5,864

As at December 31, 2017 CGU or group of CGUs	Balance, January 1, 2017	Additions/ disposals	Effect of changes in foreign exchange rates	Balance, December 31, 2017
Asia
Asia Insurance (excluding Japan)	$160	$–	$(6)	$154
Japan Insurance	403	–	(12)	391
Canada Insurance	1,960	–	(6)	1,954
U.S. Insurance	428	–	(28)	400
Global Wealth and Asset Managment
Asia WAM	194	–	(14)	180
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,303	–	(105)	1,198
Total	$5,884	$–	$(171)	$5,713

The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.

(c) Valuation techniques

The recoverable amounts were based on fair value less costs to sell (“FVLCS”) for Asia Insurance (excluding Japan), Asia WAM and for certain CGUs within Canada Insurance and U.S. WAM CGU groups. For other CGUs, value-in-use (“VIU”) was used. When determining if a CGU is impaired, the Company compares its recoverable amount to the allocated capital for that unit, which is aligned with the Company’s internal reporting practices.

Under the FVLCS approach, the Company determines the fair value of the CGU or group of CGUs using an earnings-based approach which incorporates forecasted earnings, excluding interest and equity market impacts and normalized new business expenses multiplied by an earnings-multiple derived from the observable price-to-earnings multiples of comparable financial institutions. The price-to-earnings multiples used by the Company for testing ranged from 9.0 to 11.7 (2017 – 10.6 to 14.8).

Under the VIU approach, used for CGUs with insurance business, an embedded appraisal value is determined from a projection of future distributable earnings derived from both the in-force business and new business expected to be sold in the future, and therefore, reflects the economic value for each CGU’s or group of CGUs’ profit potential under a set of assumptions. This approach requires assumptions including sales and revenue growth rates, capital requirements, interest rates, equity returns, mortality, morbidity, policyholder behaviour, tax rates and discount rates. For non-insurance CGUs, the VIU is based on discounted cash flow analysis which incorporates relevant aspects of the embedded appraisal value approach.

(d) Significant assumptions

To calculate embedded value, the Company discounted projected earnings from in-force contracts and valued 10 years of new business growing at expected plan levels, consistent with the periods used for forecasting long-term businesses such as insurance. In arriving at its projections, the Company considered past-experience, economic trends such as interest rates, equity returns and product mix as well as industry and market trends. Where growth rate assumptions for new business cash flows were used in the embedded value calculations, they ranged from zero per cent to 17 per cent (2017 – negative five per cent to 17 per cent).

Interest rate assumptions are based on prevailing market rates at the valuation date.

Tax rates applied to the projections include the impact of internal reinsurance treaties and amounted to 30.8 per cent, 26.8 per cent and 21 per cent (2017 – 30.8 per cent, 26.8 per cent and 35 per cent) for the Japan, Canadian and U.S. jurisdictions, respectively. Tax assumptions are sensitive to changes in tax laws as well as assumptions about the jurisdictions in which profits are earned. It is possible that actual tax rates could differ from those assumed.

Discount rates assumed in determining the value-in-use for applicable CGUs or groups of CGUs ranged from 7.5 per cent to 14.2 per cent on an after-tax basis or 10.2 per cent to 20.4 per cent on a pre-tax basis (2017 – 9.2 per cent to 14.2 per cent on an after-tax basis or 11.3 per cent to 20.4 per cent on a pre-tax basis).

The key assumptions described above may change as economic and market conditions change, which may lead to impairment charges in the future. Changes in discount rates and cash flow projections used in the determination of embedded values or reductions in market-based earnings multiples may result in impairment charges in the future which could be material.